Common and subordinated units (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Common and Subordinated Units [Table Text Block]
The following table shows the movements in the number of common units and subordinated units during the years ended December 31, 2016, 2015 and 2014:

		Common
	Common	Units	Sub-
	Units	Höegh	ordinated
(in units)	Public	LNG	Units
August 12, 2014, IPO	11,040,000	2,116,060	13,156,060
December 31, 2014	11,040,000	2,116,060	13,156,060
December 31, 2015	11,040,000	2,116,060	13,156,060
June 3, 2016; Awards to non-employee directors as compensation for directors' fees	10,650	—	—
December 7, 2016; Public offering	6,000,000	—	—
December 16, 2016; Option exercised	588,389	—	—
December 31, 2016	17,639,039	2,116,060	13,156,060